Investment Risks	Jun. 01, 2026
Corgi SK hynix 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi SK hynix 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi SK hynix 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi SK hynix 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi SK hynix 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi SK hynix 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi SK hynix 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Corgi SK hynix 2x Daily ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk.
The Underlying Security is issued by a non-U.S. company and is traded on a foreign securities exchange. Foreign securities involve risks not typically associated with U.S. securities. These may include differences in accounting, auditing, financial reporting, disclosure standards, and regulatory oversight; less liquid and more volatile markets; and political, economic, or social instability. Foreign markets may impose trading restrictions, capital controls, or other limitations that could affect the Fund's ability to obtain exposure or close positions. Legal remedies available to investors may be more limited in foreign jurisdictions, and enforcement of judgments may be difficult. Settlement, custody, and clearance practices may differ from those in U.S. markets and may be less developed, which could increase operational or counterparty risks. Government authorities may intervene in financial markets through regulation, trading suspensions, market closures, or other actions that could adversely affect the value or liquidity of the Underlying Security.

Corgi SK hynix 2x Daily ETF | Foreign Issuer Governance and Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Issuer Governance and Shareholder Rights Risk.
Corporate governance standards, shareholder protections, disclosure requirements, and regulatory oversight applicable to foreign issuers may differ from those in the United States. Foreign issuers may have controlling shareholders, concentrated ownership structures, or different fiduciary standards that could affect minority shareholders. Legal remedies available to investors may be more limited, and it may be difficult to obtain or enforce judgments against foreign issuers. These factors could adversely affect the value of the Underlying Security and, because the Fund provides leveraged exposure, may result in amplified declines in the Fund's net asset value and market price.

Corgi SK hynix 2x Daily ETF | South Korea Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
South Korea Market Risk.
The Underlying Security is listed on the Korea Exchange ("KRX"). The South Korean securities market may be significantly more volatile and less liquid than U.S. markets and may be affected by changes in government policy, geopolitical tensions on the Korean peninsula, trade disputes, currency fluctuations, regional economic conditions, and global market developments. South Korea's economy is highly dependent on exports and international trade, which may make it particularly sensitive to changes in global demand, supply chain disruptions, and foreign economic conditions. Market structure, trading hours, settlement practices, and regulatory oversight in South Korea differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain, or rebalance exposure efficiently or at expected prices. In addition, government authorities may intervene in financial markets through regulatory actions, trading restrictions, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.

Corgi SK hynix 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi SK hynix 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi SK hynix 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi SK hynix 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi SK hynix 2x Daily ETF | Gap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Gap Risk.
Because the Underlying Security trades on a foreign exchange during hours when the Fund's shares do not trade, significant price changes may occur between market sessions. Such overnight, weekend, or holiday price movements may cause the Fund to experience substantial gains or losses at the next market open. Due to the Fund's daily leveraged investment objective, these movements may result in amplified volatility and losses in the Fund's NAV and market price.

Corgi SK hynix 2x Daily ETF | Global Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Global Equity Market Risk.
The Fund is exposed to global equity market risk through its exposure to the Underlying Security. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.

Corgi SK hynix 2x Daily ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk.
Because the Underlying Security is denominated in a foreign currency, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the Underlying Security gains value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.

Corgi SK hynix 2x Daily ETF | Memory Semiconductor Pricing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Memory Semiconductor Pricing Risk.
The issuer derives a substantial portion of its revenue and profits from memory semiconductor products. Prices for memory products are highly cyclical and may fluctuate significantly due to changes in supply and demand, inventory levels, technological transitions, and macroeconomic conditions. Periods of declining memory prices may materially and adversely affect revenues, margins, and earnings of the issuer of the Underlying Security. Because the Fund seeks leveraged exposure, such declines may result in proportionally larger losses in the Fund.

Corgi SK hynix 2x Daily ETF | Semiconductor Industry Cyclicality Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Cyclicality Risk.
The semiconductor industry is highly cyclical and characterized by rapid technological change, short product life cycles, significant capital investment requirements, and frequent supply-demand imbalances. Periods of excess capacity, inventory corrections, pricing pressure, or reduced demand from end markets such as data centers, personal computers, mobile devices, and consumer electronics may cause significant fluctuations in the price of the Underlying Security.

Corgi SK hynix 2x Daily ETF | Technology and Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology and Competition Risk.
The issuer operates in a highly competitive industry subject to rapid technological change and innovation. The issuer's success depends on its ability to develop advanced semiconductor technologies, maintain cost competitiveness, and respond to evolving industry standards. Failure to keep pace with technological developments or competitors may result in loss of market share, reduced profitability, and declines in the value of the Underlying Security.

Corgi SK hynix 2x Daily ETF | Capital Intensity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capital Intensity Risk.
The issuer of the Underlying Security operates in a highly capital-intensive industry and has significant future capital expenditure commitments. Semiconductor manufacturing requires substantial ongoing investment in fabrication facilities, equipment, and process technology. Large capital requirements may reduce financial flexibility and increase sensitivity to downturns in industry demand, pricing cycles, or financing conditions.

Corgi SK hynix 2x Daily ETF | Information & Corporate Action Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Information & Corporate Action Risk.
Information regarding the Underlying Security may be less timely, less complete, or subject to different accounting and reporting standards than information for U.S. issuers. Corporate actions, including dividends, stock splits, mergers, regulatory interventions, or trading suspensions, may occur with limited advance notice and may affect the Fund's ability to maintain its targeted exposure.

Corgi SK hynix 2x Daily ETF | Trading Hours Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Hours Risk.
The Underlying Security trades during hours when U.S. markets are closed. As a result, the Fund's NAV may be based on prices that are stale or reflect information that differs from the information available during U.S. trading hours. This may increase the likelihood that the Fund's shares trade at a premium or discount to NAV.

Corgi SK hynix 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi SK hynix 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi SK hynix 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi SK hynix 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi SK hynix 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi SK hynix 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi SK hynix 2x Daily ETF | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk.
The Fund will only obtain exposure to SK hynix Inc. through instruments that reference sponsored depositary receipts, including American Depositary Shares ("ADSs") and the American Depositary Receipts evidencing them, representing the common stock of SK hynix Inc. Depositary receipts are subject to many of the risks of the underlying common stock, plus additional risks.

Corgi SK hynix 2x Daily ETF | Foreign Issuer Information Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Issuer Information Risk.
SK hynix is a foreign issuer whose securities are not registered under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and SK hynix is not subject to the periodic reporting requirements of the Exchange Act. The Fund and the Adviser rely on information that SK hynix publishes or is required to make publicly available in its home jurisdiction, and on the exemption from registration under Section 12(g) of the Exchange Act provided by Rule 12g3-2(b) thereunder. To the extent the Adviser determines that material information about SK hynix is not available in English and generally made available to the public in the manner described above in the "Principal Investment Strategies" section, investors in the Fund may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Fund's Board of Trustees of the circumstances, and the Board may make a determination to cease operations of the Fund. In such circumstances, the Fund may close out or liquidate its positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best interest of, shareholders under the circumstances.

Corgi SK hynix 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi SK hynix 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi Samsung 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi Samsung 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Samsung 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi Samsung 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Samsung 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Samsung 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Samsung 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Corgi Samsung 2x Daily ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk.
The Underlying Security is issued by a non-U.S. company and is traded on a foreign securities exchange. Foreign securities involve risks not typically associated with U.S. securities. These may include differences in accounting, auditing, financial reporting, disclosure standards, and regulatory oversight; less liquid and more volatile markets; and political, economic, or social instability. Foreign markets may impose trading restrictions, capital controls, or other limitations that could affect the Fund's ability to obtain exposure or close positions. Legal remedies available to investors may be more limited in foreign jurisdictions, and enforcement of judgments may be difficult. Settlement, custody, and clearance practices may differ from those in U.S. markets and may be less developed, which could increase operational or counterparty risks. Government authorities may intervene in financial markets through regulation, trading suspensions, market closures, or other actions that could adversely affect the value or liquidity of the Underlying Security.

Corgi Samsung 2x Daily ETF | Foreign Issuer Governance and Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Issuer Governance and Shareholder Rights Risk.
Corporate governance standards, shareholder protections, disclosure requirements, and regulatory oversight applicable to foreign issuers may differ from those in the United States. Foreign issuers may have controlling shareholders, concentrated ownership structures, or different fiduciary standards that could affect minority shareholders. Legal remedies available to investors may be more limited, and it may be difficult to obtain or enforce judgments against foreign issuers. These factors could adversely affect the value of the Underlying Security and, because the Fund provides leveraged exposure, may result in amplified declines in the Fund's net asset value and market price.

Corgi Samsung 2x Daily ETF | South Korea Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
South Korea Market Risk.
The Underlying Security is listed on the Korea Exchange ("KRX"). The South Korean securities market may be significantly more volatile and less liquid than U.S. markets and may be affected by changes in government policy, geopolitical tensions on the Korean peninsula, trade disputes, currency fluctuations, regional economic conditions, and global market developments. South Korea's economy is highly dependent on exports and international trade, which may make it particularly sensitive to changes in global demand, supply chain disruptions, and foreign economic conditions. Market structure, trading hours, settlement practices, and regulatory oversight in South Korea differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain, or rebalance exposure efficiently or at expected prices. In addition, government authorities may intervene in financial markets through regulatory actions, trading restrictions, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.

Corgi Samsung 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi Samsung 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi Samsung 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi Samsung 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi Samsung 2x Daily ETF | Gap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Gap Risk.
Because the Underlying Security trades on a foreign exchange during hours when the Fund's shares do not trade, significant price changes may occur between market sessions. Such overnight, weekend, or holiday price movements may cause the Fund to experience substantial gains or losses at the next market open. Due to the Fund's daily leveraged investment objective, these movements may result in amplified volatility and losses in the Fund's NAV and market price.

Corgi Samsung 2x Daily ETF | Global Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Global Equity Market Risk.
The Fund is exposed to global equity market risk through its exposure to the Underlying Security. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.

Corgi Samsung 2x Daily ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk.
Because the Underlying Security is denominated in a foreign currency, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the Underlying Security gains value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.

Corgi Samsung 2x Daily ETF | Capital Intensity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capital Intensity Risk.
The issuer operates in a highly capital-intensive industry requiring substantial ongoing investment in fabrication facilities, equipment, and process technology. Large capital requirements may reduce financial flexibility and increase sensitivity to downturns in industry demand or pricing cycles.

Corgi Samsung 2x Daily ETF | Information & Corporate Action Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Information & Corporate Action Risk.
Information regarding the Underlying Security may be less timely, less complete, or subject to different accounting and reporting standards than information for U.S. issuers. Corporate actions, including dividends, stock splits, mergers, regulatory interventions, or trading suspensions, may occur with limited advance notice and may affect the Fund's ability to maintain its targeted exposure.

Corgi Samsung 2x Daily ETF | Trading Hours Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Hours Risk.
The Underlying Security trades during hours when U.S. markets are closed. As a result, the Fund's NAV may be based on prices that are stale or reflect information that differs from the information available during U.S. trading hours. This may increase the likelihood that the Fund's shares trade at a premium or discount to NAV.

Corgi Samsung 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi Samsung 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Samsung 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Samsung 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Samsung 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Samsung 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi Samsung 2x Daily ETF | Semiconductor Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Risk.
Through its exposure to the Underlying Security, the Fund is exposed to risks associated with the semiconductor industry. The semiconductor industry is highly cyclical and subject to rapid technological change, short product life cycles, significant capital expenditure requirements, and pricing volatility. Periods of excess capacity, inventory corrections, pricing pressure, or reduced demand may materially and adversely affect the financial performance of the issuer of the Underlying Security and the value of the Underlying Security. Because the Fund seeks leveraged exposure, such adverse developments may result in proportionally larger declines in the Fund's net asset value.

Corgi Samsung 2x Daily ETF | Technology Industry Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Industry Competition Risk.
The issuer operates in highly competitive technology markets that are subject to rapid innovation and technological change. The issuer's success depends on its ability to develop advanced technologies, maintain cost competitiveness, and respond to evolving industry standards. Failure to compete effectively or keep pace with technological developments may reduce revenues, margins, or market share and negatively affect the value of the Underlying Security.

Corgi Samsung 2x Daily ETF | Multi-Segment Business Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Multi-Segment Business Risk.
The issuer operates across multiple business segments, including semiconductor solutions, mobile communications, consumer electronics, and display technologies. Performance may be affected by product launch timing, pricing competition, technological shifts, and changes in global economic conditions. Weakness in key segments may result in earnings volatility and stock price fluctuations, which may be magnified by the Fund's use of leverage.

Corgi Samsung 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Samsung 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi Kioxia 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi Kioxia 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Kioxia 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi Kioxia 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Kioxia 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Kioxia 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Kioxia 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Corgi Kioxia 2x Daily ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk.
The Underlying Security is issued by a non-U.S. company and is traded on a foreign securities exchange. Foreign securities involve risks not typically associated with U.S. securities. These may include differences in accounting, auditing, financial reporting, disclosure standards, and regulatory oversight; less liquid and more volatile markets; and political, economic, or social instability. Foreign markets may impose trading restrictions, capital controls, or other limitations that could affect the Fund's ability to obtain exposure or close positions. Legal remedies available to investors may be more limited in foreign jurisdictions, and enforcement of judgments may be difficult. Settlement, custody, and clearance practices may differ from those in U.S. markets and may be less developed, which could increase operational or counterparty risks. Government authorities may intervene in financial markets through regulation, trading suspensions, market closures, or other actions that could adversely affect the value or liquidity of the Underlying Security.

Corgi Kioxia 2x Daily ETF | Foreign Issuer Governance and Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Issuer Governance and Shareholder Rights Risk.
Corporate governance standards, shareholder protections, disclosure requirements, and regulatory oversight applicable to foreign issuers may differ from those in the United States. Foreign issuers may have controlling shareholders, concentrated ownership structures, or different fiduciary standards that could affect minority shareholders. Legal remedies available to investors may be more limited, and it may be difficult to obtain or enforce judgments against foreign issuers. These factors could adversely affect the value of the Underlying Security and, because the Fund provides leveraged exposure, may result in amplified declines in the Fund's net asset value and market price.

Corgi Kioxia 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi Kioxia 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi Kioxia 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi Kioxia 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi Kioxia 2x Daily ETF | Gap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Gap Risk.
Because the Underlying Security trades on a foreign exchange during hours when the Fund's shares do not trade, significant price changes may occur between market sessions. Such overnight, weekend, or holiday price movements may cause the Fund to experience substantial gains or losses at the next market open. Due to the Fund's daily leveraged investment objective, these movements may result in amplified volatility and losses in the Fund's NAV and market price.

Corgi Kioxia 2x Daily ETF | Global Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Global Equity Market Risk.
The Fund is exposed to global equity market risk through its exposure to the Underlying Security. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.

Corgi Kioxia 2x Daily ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk
. Because the Underlying Security is denominated in a foreign currency, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the Underlying Security gains value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.

Corgi Kioxia 2x Daily ETF | Capital Intensity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capital Intensity Risk.
The issuer operates in a highly capital-intensive industry requiring substantial ongoing investment in fabrication facilities, semiconductor manufacturing equipment, process technologies, and capacity expansion. Significant capital expenditures are required to develop next-generation memory technologies, expand production output, and maintain competitiveness. If expected returns on such investments are not realized, or if industry demand or pricing declines, the issuer's financial flexibility may be reduced and its operating results and financial condition could be materially adversely affected, which could negatively impact the value of the Underlying Security.

Corgi Kioxia 2x Daily ETF | Information & Corporate Action Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Information & Corporate Action Risk.
Information regarding the Underlying Security may be less timely, less complete, or subject to different accounting and reporting standards than information for U.S. issuers. Corporate actions, including dividends, stock splits, mergers, regulatory interventions, or trading suspensions, may occur with limited advance notice and may affect the Fund's ability to maintain its targeted exposure.

Corgi Kioxia 2x Daily ETF | Trading Hours Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Hours Risk.
The Underlying Security trades during hours when U.S. markets are closed. As a result, the Fund's NAV may be based on prices that are stale or reflect information that differs from the information available during U.S. trading hours. This may increase the likelihood that the Fund's shares trade at a premium or discount to NAV.

Corgi Kioxia 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi Kioxia 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Kioxia 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Kioxia 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Kioxia 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Kioxia 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi Kioxia 2x Daily ETF | Semiconductor Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Risk.
Through its exposure to the Underlying Security, the Fund is exposed to risks associated with the semiconductor industry. The semiconductor industry is highly cyclical and subject to rapid technological change, short product life cycles, significant capital expenditure requirements, and pricing volatility. Periods of excess capacity, inventory corrections, pricing pressure, or reduced demand may materially and adversely affect the financial performance of the issuer of the Underlying Security and the value of the Underlying Security. Because the Fund seeks leveraged exposure, such adverse developments may result in proportionally larger declines in the Fund's net asset value.

Corgi Kioxia 2x Daily ETF | Japan Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Japan Market Risk.
The Underlying Security is listed on the Tokyo Stock Exchange ("TSE"). The Japanese securities market may be more volatile and less liquid than U.S. markets and may be affected by changes in government policy, trade conditions, currency fluctuations, regional economic developments, and global market conditions. Japan's economy is heavily dependent on international trade and exports, which may make it particularly sensitive to changes in global demand, supply chain disruptions, commodity price fluctuations, and economic conditions in major trading partners. Market structure, trading hours, settlement practices, and regulatory oversight in Japan differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain exposure, or rebalance exposure efficiently or at expected prices. In addition, Japanese authorities may intervene in financial markets, including through monetary policy actions, currency market intervention, regulatory measures, trading restrictions, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.

Corgi Kioxia 2x Daily ETF | NAND Flash Market and Pricing Cycle Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
NAND Flash Market and Pricing Cycle Risk.
The issuer of the Underlying Security operates in the NAND flash memory market, which is highly cyclical and subject to rapid changes in supply and demand. Prices for NAND products may decline significantly during industry downturns due to factors such as reduced global demand, excess inventories, increased production capacity, or technological transitions. Such conditions may adversely affect the issuer's revenues, profitability, and financial condition and may cause the value of the Underlying Security to decline. Because the Fund seeks daily leveraged investment results, adverse developments in the NAND market may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi Kioxia 2x Daily ETF | Joint Venture Manufacturing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Joint Venture Manufacturing Risk.
The issuer relies on strategic joint venture arrangements for a significant portion of its semiconductor manufacturing capacity. Disputes, operational disruptions, financial difficulties, or strategic disagreements with joint venture partners could impair production, delay technology transitions, increase costs, or reduce output, which could adversely affect the issuer's business and the value of the Underlying Security.

Corgi Kioxia 2x Daily ETF | Customer Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Concentration Risk.
The issuer derives a substantial portion of its revenue from a limited number of large customers, including cloud service providers, device manufacturers, and storage solution integrators. The loss of, or reduction in purchases by, one or more key customers, or changes in their inventory management or procurement strategies, could materially adversely affect revenues, margins, and operating results and negatively affect the value of the Underlying Security.

Corgi Kioxia 2x Daily ETF | Technology Transition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Transition Risk.
The issuer's competitiveness depends on its ability to successfully develop, manufacture, and commercialize advanced semiconductor technologies, including transitions to new process nodes and memory architectures. Such transitions are complex, capital-intensive, and subject to significant execution risk, including yield shortfalls, manufacturing defects, equipment delays, supply constraints, design flaws, or failures to achieve expected performance or cost targets. Delays or difficulties in executing technology transitions could reduce production volumes, increase costs, impair margins, or cause the issuer to lose market share to competitors. These developments could materially adversely affect the issuer's financial condition and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such adverse developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi Kioxia 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Kioxia 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi Besi 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the
most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi Besi 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Besi 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi Besi 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Besi 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Besi 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Besi 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Corgi Besi 2x Daily ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk.
The Underlying Security is issued by a non-U.S. company and is traded on a foreign securities exchange. Foreign securities involve risks not typically associated with U.S. securities. These may include differences in accounting, auditing, financial reporting, disclosure standards, and regulatory oversight; less liquid and more volatile markets; and political, economic, or social instability. Foreign markets may impose trading restrictions, capital controls, or other limitations that could affect the Fund's ability to obtain exposure or close positions. Legal remedies available to investors may be more limited in foreign jurisdictions, and enforcement of judgments may be difficult. Settlement, custody, and clearance practices may differ from those in U.S. markets and may be less developed, which could increase operational or counterparty risks. Government authorities may intervene in financial markets through regulation, trading suspensions, market closures, or other actions that could adversely affect the value or liquidity of the Underlying Security.

Corgi Besi 2x Daily ETF | Foreign Issuer Governance and Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Issuer Governance and Shareholder Rights Risk.
Corporate governance standards, shareholder protections, disclosure requirements, and regulatory oversight applicable to foreign issuers may differ from those in the United States. Foreign issuers may have controlling shareholders, concentrated ownership structures, or different fiduciary standards that could affect minority shareholders. Legal remedies available to investors may be more limited, and it may be difficult to obtain or enforce judgments against foreign issuers. These factors could adversely affect the value of the Underlying Security and, because the Fund provides leveraged exposure, may result in amplified declines in the Fund's net asset value and market price.

Corgi Besi 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi Besi 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi Besi 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi Besi 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi Besi 2x Daily ETF | Gap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Gap Risk.
Because the Underlying Security trades on a foreign exchange during hours when the Fund's shares do not trade, significant price changes may occur between market sessions. Such overnight, weekend, or holiday price movements may cause the Fund to experience substantial gains or losses at the next market open. Due to the Fund's daily leveraged investment objective, these movements may result in amplified volatility and losses in the Fund's NAV and market price.

Corgi Besi 2x Daily ETF | Global Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Global Equity Market Risk.
The Fund is exposed to global equity market risk through its exposure to the Underlying Security. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.

Corgi Besi 2x Daily ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk.
Because the Underlying Security is denominated in a foreign currency, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the Underlying Security gains value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.

Corgi Besi 2x Daily ETF | Capital Intensity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capital Intensity Risk.
The issuer operates in a capital-intensive industry requiring ongoing investment in precision manufacturing equipment, advanced packaging technologies, engineering capabilities, and research and development. Significant capital expenditures may be necessary to develop new packaging platforms, expand production capacity, and maintain technological competitiveness. If anticipated demand or returns on these investments are not realized, financial flexibility may be reduced and operating results may be adversely affected, which could negatively impact the value of the Underlying Security.

Corgi Besi 2x Daily ETF | Information & Corporate Action Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Information & Corporate Action Risk.
Information regarding the Underlying Security may be less timely, less complete, or subject to different accounting and reporting standards than information for U.S. issuers. Corporate actions, including dividends, stock splits, mergers, regulatory interventions, or trading suspensions, may occur with limited advance notice and may affect the Fund's ability to maintain its targeted exposure.

Corgi Besi 2x Daily ETF | Trading Hours Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Hours Risk.
The Underlying Security trades during hours when U.S. markets are closed. As a result, the Fund's NAV may be based on prices that are stale or reflect information that differs from the information available during U.S. trading hours. This may increase the likelihood that the Fund's shares trade at a premium or discount to NAV.

Corgi Besi 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi Besi 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Besi 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Besi 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Besi 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Besi 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi Besi 2x Daily ETF | Semiconductor Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks affecting the global semiconductor industry. The semiconductor industry is highly cyclical and subject to rapid technological change, pricing volatility, geopolitical trade dynamics, supply chain constraints, and fluctuations in end-market demand across sectors such as consumer electronics, automotive, cloud computing, and artificial intelligence. Periods of industry oversupply, inventory corrections, pricing pressure, or reduced demand for semiconductors may materially adversely affect the financial performance of companies operating in the industry, including customers of the issuer of the Underlying Security, and may cause the value of the Underlying Security to decline. Because the Fund seeks leveraged exposure, such adverse developments may result in proportionally larger declines in the Fund's net asset value.

Corgi Besi 2x Daily ETF | Customer Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Concentration Risk.
The issuer derives a substantial portion of its revenue from a limited number of semiconductor manufacturers, foundries, and outsourced assembly and test providers. The loss of, or reduction in orders from, one or more key customers, or changes in their capital spending or production plans, could materially adversely affect revenues, margins, and operating results and negatively affect the value of the Underlying Security.

Corgi Besi 2x Daily ETF | Technology Transition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Transition Risk.
The issuer's competitiveness depends on its ability to successfully develop, manufacture, and commercialize advanced semiconductor assembly and packaging equipment technologies. Transitions to new packaging architectures, advanced interconnect solutions, or next-generation manufacturing platforms are complex, capital-intensive, and subject to significant execution risk, including engineering challenges, equipment performance limitations, supply constraints, design defects, or delays in product development. Difficulties or delays in successfully introducing new technologies or equipment platforms could reduce order volumes, increase costs, impair margins, or cause the issuer to lose market share to competitors. These developments could materially adversely affect the issuer's financial condition and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such adverse developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi Besi 2x Daily ETF | Netherlands Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Netherlands Market Risk.
The Underlying Security is listed on Euronext Amsterdam. Securities markets in the Netherlands may be more volatile and less liquid than U.S. markets and may be affected by changes in government policy, trade conditions, currency fluctuations, regional economic developments, and global market conditions. The Dutch economy is highly dependent on international trade, financial services, and cross-border commerce, which may make it particularly sensitive to changes in global demand, supply chain disruptions, commodity price fluctuations, interest rate movements, and economic conditions in major trading partners. Market structure, trading hours, settlement practices, and regulatory oversight in the Netherlands differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain exposure, or rebalance exposure efficiently or at expected prices. In addition, European Union or Dutch authorities may intervene in financial markets through regulatory actions, monetary or fiscal policy measures, trading restrictions, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.

Corgi Besi 2x Daily ETF | Semiconductor Equipment Demand Cycle Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Equipment Demand Cycle Risk.
The issuer derives a substantial portion of its revenue from sales of semiconductor assembly and packaging equipment. Demand for such equipment is highly cyclical and depends largely on capital expenditures by semiconductor manufacturers. These expenditures are influenced by semiconductor supply-demand conditions, chip pricing trends, technological transitions, and global economic conditions. During industry downturns or periods of reduced capital spending, semiconductor manufacturers may delay, reduce, or cancel equipment purchases, which could materially adversely affect the issuer's revenues, profitability, and financial condition and may cause the value of the Underlying Security to decline. Because the Fund seeks daily leveraged investment results, adverse developments affecting semiconductor equipment demand may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi Besi 2x Daily ETF | Advanced Packaging Adoption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Advanced Packaging Adoption Risk.
The issuer's growth depends in part on industry adoption of advanced semiconductor packaging technologies, including hybrid bonding and next-generation interconnect solutions. If semiconductor manufacturers adopt alternative technologies, delay transitions, reduce capital spending, or select competing equipment suppliers, demand for the issuer's products could decline, which could adversely affect revenues, margins, and market share and negatively impact the value of the Underlying Security. Because the Fund provides leveraged exposure, such developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi Besi 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Besi 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi TEL 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi TEL 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi TEL 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi TEL 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the
Underlying
Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi TEL 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi TEL 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi TEL 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Corgi TEL 2x Daily ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk.
The Underlying Security is issued by a non-U.S. company and is traded on a foreign securities exchange. Foreign securities involve risks not typically associated with U.S. securities. These may include differences in accounting, auditing, financial reporting, disclosure standards, and regulatory oversight; less liquid and more volatile markets; and political, economic, or social instability. Foreign markets may impose trading restrictions, capital controls, or other limitations that could affect the Fund's ability to obtain exposure or close positions. Legal remedies available to investors may be more limited in foreign jurisdictions, and enforcement of judgments may be difficult. Settlement, custody, and clearance practices may differ from those in U.S. markets and may be less developed, which could increase operational or counterparty risks. Government authorities may intervene in financial markets through regulation, trading suspensions, market closures, or other actions that could adversely affect the value or liquidity of the Underlying Security.

Corgi TEL 2x Daily ETF | Foreign Issuer Governance and Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Issuer Governance and Shareholder Rights Risk.
Corporate governance standards, shareholder protections, disclosure requirements, and regulatory oversight applicable to foreign issuers may differ from those in the United States. Foreign issuers may have controlling shareholders, concentrated ownership structures, or different fiduciary standards that could affect minority shareholders. Legal remedies available to investors may be more limited, and it may be difficult to obtain or enforce judgments against foreign issuers. These factors could adversely affect the value of the Underlying Security and, because the Fund provides leveraged exposure, may result in amplified declines in the Fund's net asset value and market price.

Corgi TEL 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi TEL 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi TEL 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi TEL 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi TEL 2x Daily ETF | Gap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Gap Risk.
Because the Underlying Security trades on a foreign exchange during hours when the Fund's shares do not trade, significant price changes may occur between market sessions. Such overnight, weekend, or holiday price movements may cause the Fund to experience substantial gains or losses at the next market open. Due to the Fund's daily leveraged investment objective, these movements may result in amplified volatility and losses in the Fund's NAV and market price.

Corgi TEL 2x Daily ETF | Global Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Global Equity Market Risk.
The Fund is exposed to global equity market risk through its exposure to the Underlying Security. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.

Corgi TEL 2x Daily ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk.
Because the Underlying Security is denominated in a foreign currency, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the Underlying Security gains value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.

Corgi TEL 2x Daily ETF | Capital Intensity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capital Intensity Risk.
The issuer operates in a highly capital-intensive industry requiring substantial ongoing investment in advanced manufacturing equipment development, engineering infrastructure, and research and development. Significant expenditures are required to support innovation, meet customer technology requirements, and maintain competitive positioning. Large capital requirements may reduce financial flexibility and increase sensitivity to downturns in semiconductor demand, capital spending cycles, or pricing conditions, which could materially adversely affect the issuer's financial condition and the value of the Underlying Security.

Corgi TEL 2x Daily ETF | Information & Corporate Action Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Information & Corporate Action Risk.
Information regarding the Underlying Security may be less timely, less complete, or subject to different accounting and reporting standards than information for U.S. issuers. Corporate actions, including dividends, stock splits, mergers, regulatory interventions, or trading suspensions, may occur with limited advance notice and may affect the Fund's ability to maintain its targeted exposure.

Corgi TEL 2x Daily ETF | Trading Hours Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Hours Risk.
The Underlying Security trades during hours when U.S. markets are closed. As a result, the Fund's NAV may be based on prices that are stale or reflect information that differs from the information available during U.S. trading hours. This may increase the likelihood that the Fund's shares trade at a premium or discount to NAV.

Corgi TEL 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi TEL 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi TEL 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi TEL 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi TEL 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi TEL 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi TEL 2x Daily ETF | Semiconductor Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks affecting the global semiconductor industry. The semiconductor industry is highly cyclical and subject to rapid technological change, pricing volatility, geopolitical trade dynamics, supply chain constraints, and fluctuations in end-market demand across sectors such as consumer electronics, automotive, cloud computing, and artificial intelligence. Periods of industry oversupply, inventory corrections, pricing pressure, or reduced semiconductor demand may materially adversely affect the financial performance of semiconductor manufacturers, which could reduce capital expenditures on equipment and negatively affect demand for the issuer's products and the value of the Underlying Security. Because the Fund seeks leveraged exposure, such adverse developments may result in proportionally larger declines in the Fund's net asset value.

Corgi TEL 2x Daily ETF | Japan Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Japan Market Risk.
The Underlying Security is listed on the Tokyo Stock Exchange ("TSE"). The Japanese securities market may be more volatile and less liquid than U.S. markets and may be affected by changes in government policy, trade conditions, currency fluctuations, regional economic developments, and global market conditions. Japan's economy is heavily dependent on international trade and exports, which may make it particularly sensitive to changes in global demand, supply chain disruptions, commodity price fluctuations, and economic conditions in major trading partners. Market structure, trading hours, settlement practices, and regulatory oversight in Japan differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain exposure, or rebalance exposure efficiently or at expected prices. In addition, Japanese authorities may intervene in financial markets, including through monetary policy actions, currency market intervention, regulatory measures, trading restrictions, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.

Corgi TEL 2x Daily ETF | Customer Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Concentration Risk.
The issuer derives a substantial portion of its revenue from a limited number of semiconductor manufacturers and foundries. The loss of, or reduction in purchases by, one or more major customers, delays in fab construction, or changes in capital expenditure plans could materially adversely affect revenues, margins, and operating results and negatively impact the value of the Underlying Security.

Corgi TEL 2x Daily ETF | Semiconductor Equipment Demand Cycle Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Equipment Demand Cycle Risk.
The issuer derives a substantial portion of its revenue from sales of semiconductor manufacturing equipment. Demand for such equipment is highly cyclical and depends largely on capital expenditures by semiconductor manufacturers, which are influenced by semiconductor supply-demand conditions, chip pricing trends, technology transition cycles, and global economic conditions. During industry downturns or periods of reduced capital spending, semiconductor manufacturers may delay, reduce, or cancel equipment purchases, which could materially adversely affect the issuer's revenues, profitability, and financial condition and may cause the value of the Underlying Security to decline. Because the Fund seeks daily leveraged investment results, adverse developments affecting semiconductor equipment demand may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi TEL 2x Daily ETF | Technology Adoption And Transition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Adoption and Transition Risk.
The issuer's growth depends on semiconductor manufacturers adopting new process technologies, device architectures, advanced packaging solutions, and next-generation manufacturing platforms, as well as on the issuer's ability to successfully develop, manufacture, and commercialize equipment supporting such transitions. Technology migrations are complex, capital-intensive, and subject to significant execution risk, including engineering challenges, equipment performance limitations, supply constraints, design defects, or delays in product development. If semiconductor manufacturers delay technology transitions, reduce capital expenditures, adopt alternative technologies, or select competing equipment suppliers, demand for the issuer's products could decline, which could adversely affect revenues, margins, market share, and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such adverse developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi TEL 2x Daily ETF | Export Control and Trade Restriction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Export Control and Trade Restriction Risk.
The issuer's business is sensitive to international trade policies, export controls, and geopolitical developments affecting semiconductor supply chains. Restrictions on sales of semiconductor manufacturing equipment to certain countries, customers, or end uses, or changes in licensing requirements, sanctions regimes, or trade regulations, could limit the issuer's ability to sell products, reduce revenues, or disrupt operations. Such developments could materially adversely affect the issuer's financial condition and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi TEL 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi TEL 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi Advantest 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi Advantest 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Advantest 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi Advantest 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Advantest 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Advantest 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Advantest 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Corgi Advantest 2x Daily ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk.
The Underlying Security is issued by a non-U.S. company and is traded on a foreign securities exchange. Foreign securities involve risks not typically associated with U.S. securities. These may include differences in accounting, auditing, financial reporting, disclosure standards, and regulatory oversight; less liquid and more volatile markets; and political, economic, or social instability. Foreign markets may impose trading restrictions, capital controls, or other limitations that could affect the Fund's ability to obtain exposure or close positions. Legal remedies available to investors may be more limited in foreign jurisdictions, and enforcement of judgments may be difficult. Settlement, custody, and clearance practices may differ from those in U.S. markets and may be less developed, which could increase operational or counterparty risks. Government authorities may intervene in financial markets through regulation, trading suspensions, market closures, or other actions that could adversely affect the value or liquidity of the Underlying Security.

Corgi Advantest 2x Daily ETF | Foreign Issuer Governance and Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Issuer Governance and Shareholder Rights Risk.
Corporate governance standards, shareholder protections, disclosure requirements, and regulatory oversight applicable to foreign issuers may differ from those in the United States. Foreign issuers may have controlling shareholders, concentrated ownership structures, or different fiduciary standards that could affect minority shareholders. Legal remedies available to investors may be more limited, and it may be difficult to obtain or enforce judgments against foreign issuers. These factors could adversely affect the value of the Underlying Security and, because the Fund provides leveraged exposure, may result in amplified declines in the Fund's net asset value and market price.

Corgi Advantest 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi Advantest 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi Advantest 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi Advantest 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi Advantest 2x Daily ETF | Gap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Gap Risk.
Because the Underlying Security trades on a foreign exchange during hours when the Fund's shares do not trade, significant price changes may occur between market sessions. Such overnight, weekend, or holiday price movements may cause the Fund to experience substantial gains or losses at the next market open. Due to the Fund's daily leveraged investment objective, these movements may result in amplified volatility and losses in the Fund's NAV and market price.

Corgi Advantest 2x Daily ETF | Global Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Global Equity Market Risk.
The Fund is exposed to global equity market risk through its exposure to the Underlying Security. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.

Corgi Advantest 2x Daily ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk
. Because the Underlying Security is denominated in a foreign currency, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the Underlying Security gains value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.

Corgi Advantest 2x Daily ETF | Capital Intensity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capital Intensity Risk.
The issuer operates in a technology-intensive industry requiring substantial ongoing investment in research and development, precision engineering, test platform design, manufacturing capabilities, and software development. Significant expenditures are necessary to develop next-generation testing systems and maintain technological competitiveness. If anticipated returns on such investments are not achieved, or if semiconductor demand declines, the issuer's financial flexibility, operating results, and financial condition could be materially adversely affected, which could negatively impact the value of the Underlying Security.

Corgi Advantest 2x Daily ETF | Information & Corporate Action Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Information & Corporate Action Risk.
Information regarding the Underlying Security may be less timely, less complete, or subject to different accounting and reporting standards than information for U.S. issuers. Corporate actions, including dividends, stock splits, mergers, regulatory interventions, or trading suspensions, may occur with limited advance notice and may affect the Fund's ability to maintain its targeted exposure.

Corgi Advantest 2x Daily ETF | Trading Hours Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Hours Risk.
The Underlying Security trades during hours when U.S. markets are closed. As a result, the Fund's NAV may be based on prices that are stale or reflect information that differs from the information available during U.S. trading hours. This may increase the likelihood that the Fund's shares trade at a premium or discount to NAV.

Corgi Advantest 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi Advantest 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Advantest 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Advantest 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Advantest 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Advantest 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi Advantest 2x Daily ETF | Semiconductor Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks affecting the global semiconductor industry. The semiconductor industry is highly cyclical and subject to rapid technological change, pricing volatility, supply chain constraints, geopolitical trade dynamics, and fluctuations in end-market demand across sectors such as artificial intelligence, cloud computing, consumer electronics, and automotive. Periods of industry oversupply, inventory corrections, pricing pressure, or reduced semiconductor demand may materially adversely affect semiconductor manufacturers and reduce demand for semiconductor test equipment, which could negatively affect the issuer's financial performance and the value of the Underlying Security. Because the Fund seeks leveraged exposure, such adverse developments may result in proportionally larger declines in the Fund's net asset value.

Corgi Advantest 2x Daily ETF | Japan Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Japan Market Risk.
The Underlying Security is listed on the Tokyo Stock Exchange ("TSE"). The Japanese securities market may be more volatile and less liquid than U.S. markets and may be affected by changes in government policy, trade conditions, currency fluctuations, regional economic developments, and global market conditions. Japan's economy is heavily dependent on international trade and exports, which may make it particularly sensitive to changes in global demand, supply chain disruptions, commodity price fluctuations, and economic conditions in major trading partners. Market structure, trading hours, settlement practices, and regulatory oversight in Japan differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain exposure, or rebalance exposure efficiently or at expected prices. In addition, Japanese authorities may intervene in financial markets, including through monetary policy actions, currency market intervention, regulatory measures, trading restrictions, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.

Corgi Advantest 2x Daily ETF | Customer Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Concentration Risk.
The issuer derives a substantial portion of its revenue from a limited number of semiconductor manufacturers. The loss of, or reduction in orders from, one or more key customers, delays in production ramps, or shifts in testing strategies could materially adversely affect revenues, margins, and operating results and negatively affect the value of the Underlying Security.

Corgi Advantest 2x Daily ETF | Export Control and Trade Restriction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Export Control and Trade Restriction Risk.
The issuer's business is sensitive to international trade policies, export controls, and geopolitical developments affecting semiconductor supply chains. Restrictions on sales of semiconductor manufacturing equipment to certain countries, customers, or end uses, or changes in licensing requirements, sanctions regimes, or trade regulations, could limit the issuer's ability to sell products, reduce revenues, or disrupt operations. Such developments could materially adversely affect the issuer's financial condition and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi Advantest 2x Daily ETF | Semiconductor Test Equipment Demand Cycle Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Test Equipment Demand Cycle Risk.
The issuer derives a substantial portion of its revenue from sales of semiconductor test equipment. Demand for such equipment is highly cyclical and depends largely on capital expenditures and production volumes of semiconductor manufacturers. These expenditures are influenced by semiconductor supply-demand conditions, device pricing trends, technology transitions, and global economic conditions. During industry downturns or periods of reduced capital spending, semiconductor manufacturers may delay, reduce, or cancel equipment purchases, which could materially adversely affect the issuer's revenues, profitability, and financial condition and may cause the value of the Underlying Security to decline. Because the Fund seeks daily leveraged investment results, adverse developments affecting semiconductor test equipment demand may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi Advantest 2x Daily ETF | Technology Adoption And Device Complexity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Adoption and Device Complexity Risk.
The issuer's growth depends in part on semiconductor manufacturers' adoption of increasingly complex chip architectures, advanced process nodes, and next-generation device designs, which require sophisticated testing solutions. If transitions to new semiconductor technologies are delayed, scaled back, or replaced by alternative approaches, or if demand for advanced devices weakens, demand for the issuer's testing systems could decline. In addition, difficulties in developing or commercializing new testing platforms capable of supporting emerging chip designs could impair the issuer's competitiveness, reduce revenues, or cause loss of market share, which could negatively affect the value of the Underlying Security. Because the Fund provides leveraged exposure, such developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi Advantest 2x Daily ETF | AI and High-Performance Computing Demand Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
AI and High-Performance Computing Demand Risk.
Demand for the issuer's semiconductor test systems is significantly influenced by end markets such as artificial intelligence, high-performance computing, data centers, and advanced logic devices. If growth in these markets slows, becomes more volatile, or shifts to alternative technologies or architectures, demand for the issuer's products may decline. These markets may also experience rapid demand swings, capital spending cycles, and technology transitions that cause semiconductor manufacturers to delay or reduce equipment purchases. Such developments could materially adversely affect the issuer's revenues, margins, and operating results and negatively affect the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, these developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi Advantest 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Advantest 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi ASM 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi ASM 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi ASM 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi ASM 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi ASM 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi ASM 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi ASM 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Corgi ASM 2x Daily ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk.
The Underlying Security is issued by a non-U.S. company and is traded on a foreign securities exchange. Foreign securities involve risks not typically associated with U.S. securities. These may include differences in accounting, auditing, financial reporting, disclosure standards, and regulatory oversight; less liquid and more volatile markets; and political, economic, or social instability. Foreign markets may impose trading restrictions, capital controls, or other limitations that could affect the Fund's ability to obtain exposure or close positions. Legal remedies available to investors may be more limited in foreign jurisdictions, and enforcement of judgments may be difficult. Settlement, custody, and clearance practices may differ from those in U.S. markets and may be less developed, which could increase operational or counterparty risks. Government authorities may intervene in financial markets through regulation, trading suspensions, market closures, or other actions that could adversely affect the value or liquidity of the Underlying Security.

Corgi ASM 2x Daily ETF | Foreign Issuer Governance and Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Issuer Governance and Shareholder Rights Risk.
Corporate governance standards, shareholder protections, disclosure requirements, and regulatory oversight applicable to foreign issuers may differ from those in the United States. Foreign issuers may have controlling shareholders, concentrated ownership structures, or different fiduciary standards that could affect minority shareholders. Legal remedies available to investors may be more limited, and it may be difficult to obtain or enforce judgments against foreign issuers. These factors could adversely affect the value of the Underlying Security and, because the Fund provides leveraged exposure, may result in amplified declines in the Fund's net asset value and market price.

Corgi ASM 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi ASM 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi ASM 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi ASM 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi ASM 2x Daily ETF | Gap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Gap Risk.
Because the Underlying Security trades on a foreign exchange during hours when the Fund's shares do not trade, significant price changes may occur between market sessions. Such overnight, weekend, or holiday price movements may cause the Fund to experience substantial gains or losses at the next market open. Due to the Fund's daily leveraged investment objective, these movements may result in amplified volatility and losses in the Fund's NAV and market price.

Corgi ASM 2x Daily ETF | Global Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Global Equity Market Risk.
The Fund is exposed to global equity market risk through its exposure to the Underlying Security. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.

Corgi ASM 2x Daily ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk
. Because the Underlying Security is denominated in a foreign currency, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the Underlying Security gains value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.

Corgi ASM 2x Daily ETF | Capital Intensity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capital Intensity Risk.
The issuer operates in a highly capital-intensive industry requiring substantial ongoing investment in advanced semiconductor equipment development, engineering infrastructure, precision manufacturing capabilities, and research and development. Significant expenditures may be necessary to support innovation, maintain technological leadership, and meet customer process requirements. Large capital requirements may reduce financial flexibility and increase sensitivity to downturns in semiconductor capital spending cycles or industry demand.

Corgi ASM 2x Daily ETF | Trading Hours Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Hours Risk.
The Underlying Security trades during hours when U.S. markets are closed. As a result, the Fund's NAV may be based on prices that are stale or reflect information that differs from the information available during U.S. trading hours. This may increase the likelihood that the Fund's shares trade at a premium or discount to NAV.

Corgi ASM 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi ASM 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi ASM 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi ASM 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi ASM 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi ASM 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi ASM 2x Daily ETF | Semiconductor Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Risk.
Through its exposure to the Underlying Security, the Fund is subject to risks affecting the global semiconductor industry. The semiconductor industry is highly cyclical and subject to rapid technological change, pricing volatility, geopolitical trade dynamics, supply chain constraints, and fluctuations in end-market demand across sectors such as consumer electronics, automotive, cloud computing, and artificial intelligence. Periods of industry oversupply, inventory corrections, pricing pressure, or reduced demand for semiconductors may materially adversely affect the financial performance of semiconductor manufacturers, which could reduce capital expenditures on fabrication equipment and negatively affect demand for the issuer's products and the value of the Underlying Security. Because the Fund seeks leveraged exposure, such adverse developments may result in proportionally larger declines in the Fund's net asset value.

Corgi ASM 2x Daily ETF | Customer Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Concentration Risk.
The issuer derives a substantial portion of its revenue from a limited number of semiconductor manufacturers and foundries. The loss of, or reduction in orders from, one or more key customers, delays in fabrication facility investments, or changes in customer capital expenditure plans could materially adversely affect revenues, margins, and operating results, which could negatively affect the value of the Underlying Security.

Corgi ASM 2x Daily ETF | Netherlands Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Netherlands Market Risk.
The Underlying Security is listed on Euronext Amsterdam. Securities markets in the Netherlands may be more volatile and less liquid than U.S. markets and may be affected by changes in government policy, trade conditions, currency fluctuations, regional economic developments, and global market conditions. The Dutch economy is highly dependent on international trade, financial services, and cross-border commerce, which may make it particularly sensitive to changes in global demand, supply chain disruptions, commodity price fluctuations, interest rate movements, and economic conditions in major trading partners. Market structure, trading hours, settlement practices, and regulatory oversight in the Netherlands differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain exposure, or rebalance exposure efficiently or at expected prices. In addition, European Union or Dutch authorities may intervene in financial markets through regulatory actions, monetary or fiscal policy measures, trading restrictions, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.

Corgi ASM 2x Daily ETF | Semiconductor Equipment Demand Cycle Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Equipment Demand Cycle Risk.
The issuer derives a substantial portion of its revenue from sales of semiconductor wafer fabrication equipment, particularly deposition systems used in advanced logic and memory manufacturing. Demand for such equipment is highly cyclical and depends largely on capital expenditures by semiconductor manufacturers, which are influenced by semiconductor supply-demand conditions, device pricing trends, technology node transitions, and global economic conditions. During industry downturns or periods of reduced capital spending, semiconductor manufacturers may delay, reduce, or cancel equipment purchases, which could materially adversely affect the issuer's revenues, profitability, and financial condition and may cause the value of the Underlying Security to decline. Because the Fund seeks daily leveraged investment results, adverse developments affecting semiconductor equipment demand may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi ASM 2x Daily ETF | Export Control and Trade Restriction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Export Control and Trade Restriction Risk.
The issuer's business is sensitive to international trade policies, export controls, and geopolitical developments affecting semiconductor supply chains. Restrictions on sales of semiconductor manufacturing equipment to certain countries, customers, or end uses, or changes in licensing requirements, sanctions regimes, or trade regulations, could limit the issuer's ability to sell products, reduce revenues, or disrupt operations. Such developments could materially adversely affect the issuer's financial condition and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, these developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi ASM 2x Daily ETF | Advanced Process Node Adoption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Advanced Process Node Adoption Risk.
The issuer's growth depends in part on semiconductor manufacturers' adoption of advanced process technologies, including next-generation logic and memory nodes that require increasingly sophisticated deposition solutions such as atomic layer deposition and epitaxy. If semiconductor manufacturers delay node migrations, scale back capital expenditures, adopt alternative manufacturing approaches, or select competing equipment suppliers, demand for the issuer's products could decline, which could adversely affect revenues, margins, and market share and negatively impact the value of the Underlying Security. Because the Fund provides leveraged exposure, such developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi ASM 2x Daily ETF | Technology Transition and Process Innovation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Transition and Process Innovation Risk.
The issuer's competitiveness depends on its ability to successfully develop, manufacture, and commercialize advanced semiconductor fabrication technologies. Transitions to new process architectures, materials, and manufacturing techniques are complex, capital-intensive, and subject to significant execution risk, including engineering challenges, equipment performance limitations, supply constraints, design defects, or delays in product development. Difficulties or delays in successfully introducing new equipment platforms could reduce order volumes, increase costs, impair margins, or cause the issuer to lose market share to competitors. These developments could materially adversely affect the issuer's financial condition and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such adverse developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi ASM 2x Daily ETF | Information Corporate Action Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Information & Corporate Action Risk.
Information regarding the Underlying Security may be less timely, less complete, or subject to different accounting and reporting standards than information for U.S. issuers. Corporate actions, including dividends, stock splits, mergers, regulatory interventions, or trading suspensions, may occur with limited advance notice and may affect the Fund's ability to maintain its targeted exposure.

Corgi ASM 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi ASM 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi MediaTek 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi MediaTek 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi MediaTek 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi MediaTek 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi MediaTek 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi MediaTek 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi MediaTek 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Corgi MediaTek 2x Daily ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk.
The Underlying Security is issued by a non-U.S. company and is traded on a foreign securities exchange. Foreign securities involve risks not typically associated with U.S. securities. These may include differences in accounting, auditing, financial reporting, disclosure standards, and regulatory oversight; less liquid and more volatile markets; and political, economic, or social instability. Foreign markets may impose trading restrictions, capital controls, or other limitations that could affect the Fund's ability to obtain exposure or close positions. Legal remedies available to investors may be more limited in foreign jurisdictions, and enforcement of judgments may be difficult. Settlement, custody, and clearance practices may differ from those in U.S. markets and may be less developed, which could increase operational or counterparty risks. Government authorities may intervene in financial markets through regulation, trading suspensions, market closures, or other actions that could adversely affect the value or liquidity of the Underlying Security.

Corgi MediaTek 2x Daily ETF | Foreign Issuer Governance and Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Issuer Governance and Shareholder Rights Risk.
Corporate governance standards, shareholder protections, disclosure requirements, and regulatory oversight applicable to foreign issuers may differ from those in the United States. Foreign issuers may have controlling shareholders, concentrated ownership structures, or different fiduciary standards that could affect minority shareholders. Legal remedies available to investors may be more limited, and it may be difficult to obtain or enforce judgments against foreign issuers. These factors could adversely affect the value of the Underlying Security and, because the Fund provides leveraged exposure, may result in amplified declines in the Fund's net asset value and market price.

Corgi MediaTek 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi MediaTek 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi MediaTek 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi MediaTek 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi MediaTek 2x Daily ETF | Gap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Gap Risk.
Because the Underlying Security trades on a foreign exchange during hours when the Fund's shares do not trade, significant price changes may occur between market sessions. Such overnight, weekend, or holiday price movements may cause the Fund to experience substantial gains or losses at the next market open. Due to the Fund's daily leveraged investment objective, these movements may result in amplified volatility and losses in the Fund's NAV and market price.

Corgi MediaTek 2x Daily ETF | Global Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Global Equity Market Risk.
The Fund is exposed to global equity market risk through its exposure to the Underlying Security. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.

Corgi MediaTek 2x Daily ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk.
Because the Underlying Security is denominated in a foreign currency, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the Underlying Security gains value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.

Corgi MediaTek 2x Daily ETF | Capital Intensity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capital Intensity Risk.
The issuer operates in a technology-intensive industry requiring substantial ongoing investment in semiconductor design, software development, intellectual property, and research and development. Significant expenditures are necessary to develop next-generation system-on-chip platforms, maintain competitive performance, and support evolving industry standards. These investment requirements may reduce financial flexibility and increase sensitivity to downturns in semiconductor demand, pricing cycles, or end-market conditions.

Corgi MediaTek 2x Daily ETF | Information & Corporate Action Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Information & Corporate Action Risk.
Information regarding the Underlying Security may be less timely, less complete, or subject to different accounting and reporting standards than information for U.S. issuers. Corporate actions, including dividends, stock splits, mergers, regulatory interventions, or trading suspensions, may occur with limited advance notice and may affect the Fund's ability to maintain its targeted exposure.

Corgi MediaTek 2x Daily ETF | Trading Hours Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Hours Risk.
The Underlying Security trades during hours when U.S. markets are closed. As a result, the Fund's NAV may be based on prices that are stale or reflect information that differs from the information available during U.S. trading hours. This may increase the likelihood that the Fund's shares trade at a premium or discount to NAV.

Corgi MediaTek 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi MediaTek 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi MediaTek 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi MediaTek 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi MediaTek 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi MediaTek 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi MediaTek 2x Daily ETF | Customer Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Concentration Risk.
The issuer derives a substantial portion of its revenue from a limited number of device manufacturers and original equipment manufacturers. The loss of, or reduction in purchases by, one or more key customers, changes in product design cycles, or shifts to competing chipset suppliers could materially adversely affect revenues, margins, and operating results, which could negatively affect the value of the Underlying Security.

Corgi MediaTek 2x Daily ETF | Export Control and Trade Restriction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Export Control and Trade Restriction Risk.
The issuer's business is sensitive to international trade policies, export controls, sanctions regimes, and geopolitical developments affecting the semiconductor industry. Restrictions on the export, sale, or licensing of semiconductors, semiconductor technologies, or products incorporating such technologies to certain countries, customers, or end uses, or changes in applicable trade regulations or licensing requirements, could limit the issuer's ability to sell products, restrict access to key markets, disrupt supply chains, or increase compliance costs. Such developments could materially adversely affect the issuer's revenues, operating results, and financial condition and negatively impact the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, these developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi MediaTek 2x Daily ETF | Taiwan Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Taiwan Market Risk.
The Underlying Security is listed on the Taiwan Stock Exchange. Securities markets in Taiwan may be more volatile and less liquid than U.S. markets and may be affected by changes in government policy, trade conditions, currency fluctuations, regional economic developments, and global market conditions. Taiwan's economy is highly dependent on international trade, technology exports, and cross-border supply chains, which may make it particularly sensitive to changes in global demand, semiconductor industry cycles, geopolitical developments, supply chain disruptions, commodity price fluctuations, interest rate movements, and economic conditions in major trading partners, including the United States and China. Market structure, trading hours, settlement practices, and regulatory oversight in Taiwan differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain exposure, or rebalance exposure efficiently or at expected prices. In addition, Taiwanese authorities may intervene in financial markets through regulatory actions, currency controls, trading restrictions, capital controls, market stabilization measures, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.

Corgi MediaTek 2x Daily ETF | Fabless Semiconductor Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fabless Semiconductor Model Risk.
The issuer operates as a fabless semiconductor company and relies on third-party foundries, primarily advanced-node manufacturers, to fabricate its chips. Its ability to meet customer demand depends on the capacity, performance, pricing, and yield of these external manufacturing partners. Constraints in foundry capacity, production disruptions, allocation changes, or pricing increases could limit supply of the issuer's products, increase costs, delay deliveries, or reduce margins, which could materially adversely affect the issuer's financial condition and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such adverse developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi MediaTek 2x Daily ETF | Smartphone and Consumer Electronics Demand Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Smartphone and Consumer Electronics Demand Exposure Risk.
A substantial portion of the issuer's revenue is derived from chipsets used in smartphones and consumer electronic devices. Demand in these end markets is cyclical and influenced by consumer spending trends, device replacement cycles, macroeconomic conditions, and competitive product launches. Weakness in global smartphone demand, inventory corrections among device manufacturers, or shifts toward alternative chipset suppliers could materially reduce sales volumes and margins and negatively affect the value of the Underlying Security. Because the Fund provides leveraged exposure, such developments may result in proportionally larger declines in the Fund's net asset value.

Corgi MediaTek 2x Daily ETF | Advanced Node Dependency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Advanced Node Dependency Risk.
Many of the issuer's high-performance products rely on leading-edge semiconductor manufacturing nodes. Advanced nodes involve complex engineering, higher wafer costs, yield challenges, and limited supplier availability. Difficulties or delays in migrating products to smaller process nodes, or increases in advanced node fabrication costs, could reduce margins, delay product launches, or limit competitiveness, which could materially adversely affect revenues and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi MediaTek 2x Daily ETF | Technology Transition and Process Cycle Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Transition and Process Cycle Risk.
The issuer's competitiveness depends on its ability to design and commercialize advanced system-on-chip solutions supporting next-generation wireless standards, AI processing, graphics performance, and power efficiency. Product cycles in semiconductor design are rapid and require substantial research and development investment. Delays in launching new chip platforms, engineering defects, software integration issues, or failure to meet performance or efficiency targets could reduce demand for the issuer's products, impair margins, or cause loss of market share to competitors. These developments could materially adversely affect the issuer's financial condition and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi MediaTek 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi MediaTek 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi Delta Electronics 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi Delta Electronics 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Delta Electronics 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi Delta Electronics 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Delta Electronics 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Delta Electronics 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Delta Electronics 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Corgi Delta Electronics 2x Daily ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk.
The Underlying Security is issued by a non-U.S. company and is traded on a foreign securities exchange. Foreign securities involve risks not typically associated with U.S. securities. These may include differences in accounting, auditing, financial reporting, disclosure standards, and regulatory oversight; less liquid and more volatile markets; and political, economic, or social instability. Foreign markets may impose trading restrictions, capital controls, or other limitations that could affect the Fund's ability to obtain exposure or close positions. Legal remedies available to investors may be more limited in foreign jurisdictions, and enforcement of judgments may be difficult. Settlement, custody, and clearance practices may differ from those in U.S. markets and may be less developed, which could increase operational or counterparty risks. Government authorities may intervene in financial markets through regulation, trading suspensions, market closures, or other actions that could adversely affect the value or liquidity of the Underlying Security.

Corgi Delta Electronics 2x Daily ETF | Foreign Issuer Governance and Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Issuer Governance and Shareholder Rights Risk.
Corporate governance standards, shareholder protections, disclosure requirements, and regulatory oversight applicable to foreign issuers may differ from those in the United States. Foreign issuers may have controlling shareholders, concentrated ownership structures, or different fiduciary standards that could affect minority shareholders. Legal remedies available to investors may be more limited, and it may be difficult to obtain or enforce judgments against foreign issuers. These factors could adversely affect the value of the Underlying Security and, because the Fund provides leveraged exposure, may result in amplified declines in the Fund's net asset value and market price.

Corgi Delta Electronics 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi Delta Electronics 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi Delta Electronics 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi Delta Electronics 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi Delta Electronics 2x Daily ETF | Gap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Gap Risk.
Because the Underlying Security trades on a foreign exchange during hours when the Fund's shares do not trade, significant price changes may occur between market sessions. Such overnight, weekend, or holiday price movements may cause the Fund to experience substantial gains or losses at the next market open. Due to the Fund's daily leveraged investment objective, these movements may result in amplified volatility and losses in the Fund's NAV and market price.

Corgi Delta Electronics 2x Daily ETF | Global Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Global Equity Market Risk.
The Fund is exposed to global equity market risk through its exposure to the Underlying Security. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.

Corgi Delta Electronics 2x Daily ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk.
Because the Underlying Security is denominated in a foreign currency, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the Underlying Security gains value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.

Corgi Delta Electronics 2x Daily ETF | Capital Intensity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capital Intensity Risk.
The issuer operates in a manufacturing-intensive industry requiring substantial ongoing investment in production facilities, automation systems, engineering capabilities, and research and development. Significant capital expenditures may be required to expand manufacturing capacity, develop new power and thermal management technologies, and maintain operational efficiency. Large capital requirements may reduce financial flexibility and increase sensitivity to downturns in global industrial demand or infrastructure spending cycles.

Corgi Delta Electronics 2x Daily ETF | Information & Corporate Action Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Information & Corporate Action Risk.
Information regarding the Underlying Security may be less timely, less complete, or subject to different accounting and reporting standards than information for U.S. issuers. Corporate actions, including dividends, stock splits, mergers, regulatory interventions, or trading suspensions, may occur with limited advance notice and may affect the Fund's ability to maintain its targeted exposure.

Corgi Delta Electronics 2x Daily ETF | Trading Hours Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Hours Risk.
The Underlying Security trades during hours when U.S. markets are closed. As a result, the Fund's NAV may be based on prices that are stale or reflect information that differs from the information available during U.S. trading hours. This may increase the likelihood that the Fund's shares trade at a premium or discount to NAV.

Corgi Delta Electronics 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi Delta Electronics 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Delta Electronics 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Delta Electronics 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Delta Electronics 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Delta Electronics 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi Delta Electronics 2x Daily ETF | Customer Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Concentration Risk.
The issuer derives a substantial portion of its revenue from a limited number of large customers in the technology, industrial, and automotive sectors. The loss of, or reduction in orders from, one or more key customers, changes in procurement strategies, or delays in customer product launches could materially adversely affect revenues, margins, and operating results, which could negatively affect the value of the Underlying Security.

Corgi Delta Electronics 2x Daily ETF | Export Control and Trade Restriction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Export Control and Trade Restriction Risk.
The issuer's business is sensitive to international trade policies, export controls, tariffs, and geopolitical developments affecting global technology and industrial supply chains. Restrictions on the export, sale, or licensing of electronic components, power systems, or related technologies to certain countries, customers, or end uses, or changes in applicable trade regulations or sanctions regimes, could limit the issuer's ability to sell products, restrict access to key markets, disrupt supply chains, or increase compliance costs. Such developments could materially adversely affect the issuer's revenues, operating results, and financial condition and negatively impact the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, these developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi Delta Electronics 2x Daily ETF | Taiwan Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Taiwan Market Risk.
The Underlying Security is listed on the Taiwan Stock Exchange. Securities markets in Taiwan may be more volatile and less liquid than U.S. markets and may be affected by changes in government policy, trade conditions, currency fluctuations, regional economic developments, and global market conditions. Taiwan's economy is highly dependent on international trade, technology exports, and cross-border supply chains, which may make it particularly sensitive to changes in global demand, semiconductor industry cycles, geopolitical developments, supply chain disruptions, commodity price fluctuations, interest rate movements, and economic conditions in major trading partners, including the United States and China. Market structure, trading hours, settlement practices, and regulatory oversight in Taiwan differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain exposure, or rebalance exposure efficiently or at expected prices. In addition, Taiwanese authorities may intervene in financial markets through regulatory actions, currency controls, trading restrictions, capital controls, market stabilization measures, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.

Corgi Delta Electronics 2x Daily ETF | Technology Transition and Process Cycle Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Transition and Process Cycle Risk.
The issuer's competitiveness depends on its ability to successfully develop, manufacture, and commercialize advanced power management, energy efficiency, and automation technologies. Rapid technological change, evolving customer requirements, and increasing performance expectations require continuous investment in research and development. Delays or difficulties in launching new products, engineering challenges, component shortages, or failure to meet performance or cost targets could reduce demand for the issuer's offerings, impair margins, or result in loss of market share to competitors. These developments could materially adversely affect the issuer's financial condition and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such adverse developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi Delta Electronics 2x Daily ETF | Power Electronics Demand Cycle Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Power Electronics Demand Cycle Risk.
The issuer derives a substantial portion of its revenue from power electronics, energy infrastructure, and electronic component solutions used across industrial, data center, automotive, and consumer applications. Demand for such products is cyclical and depends on capital expenditures, infrastructure investment, electrification trends, and global economic conditions. During industry downturns or periods of reduced capital spending, customers may delay, reduce, or cancel equipment purchases, which could materially adversely affect the issuer's revenues, profitability, and financial condition and may cause the value of the Underlying Security to decline. Because the Fund seeks daily leveraged investment results, adverse developments affecting demand for power and energy infrastructure equipment may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi Delta Electronics 2x Daily ETF | Industrial and Infrastructure Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Industrial and Infrastructure Exposure Risk.
The issuer supplies products used in industrial automation, renewable energy, electric vehicle systems, telecommunications infrastructure, and data centers. Demand in these end markets is influenced by macroeconomic conditions, government policy, interest rates, and capital investment cycles. Weakness in global industrial production, reduced infrastructure spending, or delays in large-scale projects could reduce demand for the issuer's products and adversely affect revenues, margins, and operating results, which could negatively impact the value of the Underlying Security. Because the Fund provides leveraged exposure, such developments may result in proportionally larger declines in the Fund's net asset value.

Corgi Delta Electronics 2x Daily ETF | Energy Transition and Policy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Energy Transition and Policy Risk.
Demand for many of the issuer's products is influenced by global energy transition initiatives, electrification trends, environmental regulations, and government incentives supporting renewable energy, electric vehicles, and energy-efficient infrastructure. Changes in policy, subsidy reductions, regulatory shifts, or slower-than-expected adoption of electrification technologies could reduce demand for the issuer's products and adversely affect its financial performance and the value of the Underlying Security. Because the Fund seeks leveraged exposure, such developments may result in proportionally larger declines in the Fund's net asset value.

Corgi Delta Electronics 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment
Corgi Delta Electronics 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi Hyundai 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi Hyundai 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Hyundai 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi Hyundai 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Hyundai 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Hyundai 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Hyundai 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Corgi Hyundai 2x Daily ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk.
The Underlying Security is issued by a non-U.S. company and is traded on a foreign securities exchange. Foreign securities involve risks not typically associated with U.S. securities. These may include differences in accounting, auditing, financial reporting, disclosure standards, and regulatory oversight; less liquid and more volatile markets; and political, economic, or social instability. Foreign markets may impose trading restrictions, capital controls, or other limitations that could affect the Fund's ability to obtain exposure or close positions. Legal remedies available to investors may be more limited in foreign jurisdictions, and enforcement of judgments may be difficult. Settlement, custody, and clearance practices may differ from those in U.S. markets and may be less developed, which could increase operational or counterparty risks. Government authorities may intervene in financial markets through regulation, trading suspensions, market closures, or other actions that could adversely affect the value or liquidity of the Underlying Security.

Corgi Hyundai 2x Daily ETF | Foreign Issuer Governance and Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Issuer Governance and Shareholder Rights Risk.
Corporate governance standards, shareholder protections, disclosure requirements, and regulatory oversight applicable to foreign issuers may differ from those in the United States. Foreign issuers may have controlling shareholders, concentrated ownership structures, or different fiduciary standards that could affect minority shareholders. Legal remedies available to investors may be more limited, and it may be difficult to obtain or enforce judgments against foreign issuers. These factors could adversely affect the value of the Underlying Security and, because the Fund provides leveraged exposure, may result in amplified declines in the Fund's net asset value and market price.

Corgi Hyundai 2x Daily ETF | South Korea Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
South Korea Market Risk.
The Underlying Security is listed on the Korea Exchange ("KRX"). The South Korean securities market may be significantly more volatile and less liquid than U.S. markets and may be affected by changes in government policy, geopolitical tensions on the Korean peninsula, trade disputes, currency fluctuations, regional economic conditions, and global market developments. South Korea's economy is highly dependent on exports and international trade, which may make it particularly sensitive to changes in global demand, supply chain disruptions, and foreign economic conditions. Market structure, trading hours, settlement practices, and regulatory oversight in South Korea differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain, or rebalance exposure efficiently or at expected prices. In addition, government authorities may intervene in financial markets through regulatory actions, trading restrictions, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.

Corgi Hyundai 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi Hyundai 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi Hyundai 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi Hyundai 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi Hyundai 2x Daily ETF | Gap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Gap Risk.
Because the Underlying Security trades on a foreign exchange during hours when the Fund's shares do not trade, significant price changes may occur between market sessions. Such overnight, weekend, or holiday price movements may cause the Fund to experience substantial gains or losses at the next market open. Due to the Fund's daily leveraged investment objective, these movements may result in amplified volatility and losses in the Fund's NAV and market price.

Corgi Hyundai 2x Daily ETF | Global Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Global Equity Market Risk.
The Fund is exposed to global equity market risk through its exposure to the Underlying Security. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.

Corgi Hyundai 2x Daily ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk.
Because the Underlying Security is denominated in a foreign currency, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the Underlying Security gains value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.

Corgi Hyundai 2x Daily ETF | Capital Intensity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capital Intensity Risk.
The issuer operates in a highly capital-intensive industry requiring substantial ongoing investment in manufacturing facilities, vehicle platforms, tooling, electrification initiatives, research and development, and supply chain infrastructure. Significant capital expenditures are required to develop new vehicle models, expand production capacity, transition to electric vehicle technologies, and comply with evolving regulatory and environmental standards. Large capital requirements may reduce financial flexibility and increase sensitivity to downturns in global automotive demand, pricing pressure, or shifts in consumer preferences, which could materially adversely affect the issuer's financial condition and the value of the Underlying Security.

Corgi Hyundai 2x Daily ETF | Information & Corporate Action Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Information & Corporate Action Risk.
Information regarding the Underlying Security may be less timely, less complete, or subject to different accounting and reporting standards than information for U.S. issuers. Corporate actions, including dividends, stock splits, mergers, regulatory interventions, or trading suspensions, may occur with limited advance notice and may affect the Fund's ability to maintain its targeted exposure.

Corgi Hyundai 2x Daily ETF | Trading Hours Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Hours Risk.
The Underlying Security trades during hours when U.S. markets are closed. As a result, the Fund's NAV may be based on prices that are stale or reflect information that differs from the information available during U.S. trading hours. This may increase the likelihood that the Fund's shares trade at a premium or discount to NAV.

Corgi Hyundai 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi Hyundai 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Hyundai 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Hyundai 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Hyundai 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Hyundai 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi Hyundai 2x Daily ETF | Automotive Demand Cycle Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Automotive Demand Cycle Risk.
The issuer derives a substantial portion of its revenue from the global sale of passenger vehicles, commercial vehicles, and related mobility solutions. Demand for automobiles is highly cyclical and depends on macroeconomic conditions, consumer confidence, interest rates, fuel prices, employment levels, and credit availability. During economic downturns or periods of reduced consumer spending, vehicle purchases may decline or be deferred, which could materially adversely affect the issuer's revenues, margins, and operating results and negatively impact the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such adverse developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi Hyundai 2x Daily ETF | Electric Vehicle Transition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Electric Vehicle Transition Risk.
The issuer's long-term growth strategy depends in part on the global transition toward electric vehicles ("EVs") and electrified mobility. This transition requires significant investment in battery technology, platform development, supply chains, and manufacturing capacity. If adoption of EVs occurs more slowly than anticipated, if charging infrastructure deployment lags, or if competing manufacturers introduce superior or lower-cost technologies, demand for the issuer's electrified vehicle offerings could decline, which could adversely affect revenues, margins, and market share.

Corgi Hyundai 2x Daily ETF | Commodity and Input Cost Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Commodity and Input Cost Volatility Risk.
The issuer's manufacturing costs are influenced by prices of raw materials such as steel, aluminum, lithium, nickel, copper, and plastics. Volatility in commodity prices or supply constraints may increase production costs and reduce margins if the issuer is unable to pass such costs on to customers through pricing adjustments.

Corgi Hyundai 2x Daily ETF | Customer Financing and Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Financing and Credit Risk.
Demand for vehicles often depends on the availability of consumer financing. Tightening credit conditions, rising interest rates, or deterioration in consumer credit quality could reduce vehicle sales volumes. In addition, the issuer's financing operations may be exposed to credit losses if borrowers default.

Corgi Hyundai 2x Daily ETF | Technology and Innovation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology and Innovation Risk.
The issuer's competitiveness depends on its ability to design, develop, manufacture, and commercialize technologically advanced vehicles, including autonomous driving features, software platforms, connectivity solutions, and electrified powertrains. Delays in product development, software failures, safety issues, cybersecurity vulnerabilities, or failure to meet performance or regulatory standards could reduce demand for the issuer's products and harm its reputation and financial performance.

Corgi Hyundai 2x Daily ETF | Export Control, Trade Policy, and Tariff Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Export Control, Trade Policy, and Tariff Risk.
The issuer's business is sensitive to international trade policies, tariffs, export controls, sanctions regimes, and geopolitical developments affecting the global automotive and manufacturing supply chains. Changes in trade agreements, tariffs on vehicles or automotive components, localization requirements, or restrictions on exports to certain countries or customers could limit the issuer's ability to sell vehicles, increase production costs, disrupt supply chains, or restrict access to key markets. Such developments could materially adversely affect the issuer's revenues, operating results, and financial condition and negatively impact the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, these developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi Hyundai 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Hyundai 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi DISCO 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi DISCO 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi DISCO 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi DISCO 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi DISCO 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi DISCO 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi DISCO 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Corgi DISCO 2x Daily ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk.
The Underlying Security is issued by a non-U.S. company and is traded on a foreign securities exchange. Foreign securities involve risks not typically associated with U.S. securities. These may include differences in accounting, auditing, financial reporting, disclosure standards, and regulatory oversight; less liquid and more volatile markets; and political, economic, or social instability. Foreign markets may impose trading restrictions, capital controls, or other limitations that could affect the Fund's ability to obtain exposure or close positions. Legal remedies available to investors may be more limited in foreign jurisdictions, and enforcement of judgments may be difficult. Settlement, custody, and clearance practices may differ from those in U.S. markets and may be less developed, which could increase operational or counterparty risks. Government authorities may intervene in financial markets through regulation, trading suspensions, market closures, or other actions that could adversely affect the value or liquidity of the Underlying Security.

Corgi DISCO 2x Daily ETF | Foreign Issuer Governance and Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Issuer Governance and Shareholder Rights Risk.
Corporate governance standards, shareholder protections, disclosure requirements, and regulatory oversight applicable to foreign issuers may differ from those in the United States. Foreign issuers may have controlling shareholders, concentrated ownership structures, or different fiduciary standards that could affect minority shareholders. Legal remedies available to investors may be more limited, and it may be difficult to obtain or enforce judgments against foreign issuers. These factors could adversely affect the value of the Underlying Security and, because the Fund provides leveraged exposure, may result in amplified declines in the Fund's net asset value and market price.

Corgi DISCO 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi DISCO 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi DISCO 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi DISCO 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi DISCO 2x Daily ETF | Gap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Gap Risk.
Because the Underlying Security trades on a foreign exchange during hours when the Fund's shares do not trade, significant price changes may occur between market sessions. Such overnight, weekend, or holiday price movements may cause the Fund to experience substantial gains or losses at the next market open. Due to the Fund's daily leveraged investment objective, these movements may result in amplified volatility and losses in the Fund's NAV and market price.

Corgi DISCO 2x Daily ETF | Global Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Global Equity Market Risk.
The Fund is exposed to global equity market risk through its exposure to the Underlying Security. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.

Corgi DISCO 2x Daily ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk.
Because the Underlying Security is denominated in a foreign currency, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the Underlying Security gains value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.

Corgi DISCO 2x Daily ETF | Information & Corporate Action Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Information & Corporate Action Risk.
Information regarding the Underlying Security may be less timely, less complete, or subject to different accounting and reporting standards than information for U.S. issuers. Corporate actions, including dividends, stock splits, mergers, regulatory interventions, or trading suspensions, may occur with limited advance notice and may affect the Fund's ability to maintain its targeted exposure.

Corgi DISCO 2x Daily ETF | Trading Hours Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Hours Risk.
The Underlying Security trades during hours when U.S. markets are closed. As a result, the Fund's NAV may be based on prices that are stale or reflect information that differs from the information available during U.S. trading hours. This may increase the likelihood that the Fund's shares trade at a premium or discount to NAV.

Corgi DISCO 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi DISCO 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi DISCO 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi DISCO 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi DISCO 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi DISCO 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi DISCO 2x Daily ETF | Japan Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Japan Market Risk.
The Underlying Security is listed on the Tokyo Stock Exchange ("TSE"). The Japanese securities market may be more volatile and less liquid than U.S. markets and may be affected by changes in government policy, trade conditions, currency fluctuations, regional economic developments, and global market conditions. Japan's economy is heavily dependent on international trade and exports, which may make it particularly sensitive to changes in global demand, supply chain disruptions, commodity price fluctuations, and economic conditions in major trading partners. Market structure, trading hours, settlement practices, and regulatory oversight in Japan differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain exposure, or rebalance exposure efficiently or at expected prices. In addition, Japanese authorities may intervene in financial markets, including through monetary policy actions, currency market intervention, regulatory measures, trading restrictions, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.

Corgi DISCO 2x Daily ETF | Semiconductor Equipment Demand Cycle Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Equipment Demand Cycle Risk.
The issuer derives a substantial portion of its revenue from sales of semiconductor manufacturing equipment, precision processing systems, and related consumables used in wafer dicing, grinding, and polishing. Demand for such products is highly cyclical and depends largely on capital expenditures by semiconductor manufacturers. These expenditures are influenced by semiconductor supply-demand conditions, device pricing trends, inventory levels, technology node transitions, and global economic conditions. During industry downturns or periods of reduced capital spending, semiconductor manufacturers may delay, reduce, or cancel equipment purchases, which could materially adversely affect the issuer's revenues, profitability, and financial condition and negatively impact the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such adverse developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi DISCO 2x Daily ETF | Export Control and Trade Restriction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Export Control and Trade Restriction Risk.
The issuer's business is sensitive to international trade policies, export controls, sanctions regimes, and geopolitical developments affecting semiconductor supply chains. Restrictions on the export, sale, or licensing of semiconductor equipment or related technologies to certain countries, customers, or end uses, or changes in licensing requirements or trade regulations, could limit the issuer's ability to sell products, restrict access to key markets, disrupt supply chains, or increase compliance costs. Such developments could materially adversely affect the issuer's revenues, operating results, and financial condition and negatively impact the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, these developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi DISCO 2x Daily ETF | Semiconductor Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Concentration Risk.
A significant portion of the issuer's business is dependent on the global semiconductor industry. The semiconductor industry is highly cyclical and subject to rapid technological change, pricing volatility, geopolitical trade dynamics, supply chain constraints, and fluctuations in end-market demand across sectors such as consumer electronics, automotive, artificial intelligence, and data centers. Periods of industry oversupply, inventory corrections, pricing pressure, or reduced semiconductor demand may materially adversely affect the financial performance of semiconductor manufacturers, which could reduce capital expenditures on fabrication and back-end processing equipment and negatively affect demand for the issuer's products and the value of the Underlying Security. Because the Fund seeks leveraged exposure, such adverse developments may result in proportionally larger declines in the Fund's net asset value.

Corgi DISCO 2x Daily ETF | Advanced Node and Device Miniaturization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Advanced Node and Device Miniaturization Risk.
The issuer's growth depends in part on semiconductor manufacturers' adoption of increasingly advanced device architectures, thinner wafers, heterogeneous integration, and next-generation packaging technologies that require highly precise processing equipment. Transitions to smaller nodes and advanced packaging methods are complex, capital-intensive, and subject to execution risk, including engineering challenges, yield issues, performance limitations, or delays in technology adoption. If semiconductor manufacturers delay node transitions, reduce capital expenditures, adopt alternative process technologies, or select competing equipment suppliers, demand for the issuer's products could decline, which could adversely affect revenues, margins, and market share and negatively impact the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi DISCO 2x Daily ETF | Consumables and Recurring Revenue Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Consumables and Recurring Revenue Dependence Risk.
A portion of the issuer's revenue is derived from sales of precision blades, grinding wheels, polishing films, and other consumable materials used in semiconductor processing. Demand for these consumables depends on semiconductor production volumes and equipment utilization rates. Reductions in wafer production, fab utilization, or device output may decrease demand for consumables, which could materially adversely affect recurring revenue streams and operating results and negatively impact the value of the Underlying Security.

Corgi DISCO 2x Daily ETF | Capital Intensity and Manufacturing Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capital Intensity and Manufacturing Investment Risk.
The issuer operates in a highly capital-intensive industry requiring ongoing investment in manufacturing facilities, precision tooling, materials engineering, and process technologies. Significant capital expenditures may be required to expand production capacity, maintain technological leadership, or meet customer demand. Large capital requirements may reduce financial flexibility and increase sensitivity to downturns in semiconductor demand or pricing cycles, which could materially adversely affect the issuer's financial condition and the value of the Underlying Security.

Corgi DISCO 2x Daily ETF | Technology Execution and Product Development Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Execution and Product Development Risk.
The issuer's competitiveness depends on its ability to successfully develop, manufacture, and commercialize next-generation precision processing equipment and materials. Rapid technological change, evolving customer requirements, and increasing performance demands require continuous investment in research and development. Delays or difficulties in developing new products, engineering defects, performance limitations, supply constraints, or failure to meet technical specifications could reduce demand for the issuer's offerings, impair margins, or result in loss of market share to competitors. Such developments could materially adversely affect the issuer's financial condition and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, these developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi DISCO 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi DISCO 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.
Corgi Lasertec 2x Daily ETF
Prospectus [Line Items]
Risk [Text Block]
The principal risks are presented below in order of importance as determined by the Adviser, with the most
significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Corgi Lasertec 2x Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk.
The Fund uses leverage to target approximately 2x the Underlying Security's daily return. Losses are magnified relative to the Underlying Security. If the Underlying Security declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Corgi Lasertec 2x Daily ETF | Compounding and Daily Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Compounding and Daily Rebalancing Risk.
The Fund seeks 2x the Underlying Security's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying Security returns, and Underlying Security volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying Security return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying Security return for the period, and you could lose money even if the Underlying Security is flat or rises over the holding period.
The chart below provides examples of how Underlying Security volatility could affect the Fund's performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Security's dividends. The chart below illustrates the impact of two principal factors, Underlying Security volatility and performance, on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Security.
As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security return is flat. For instance, if the Underlying Security annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Security return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The Fund's actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in "Compounding and Daily Rebalancing Risk" above.
One Year Performance of the Underlying Security	200% of One Year Performance	Volatility of the Underlying Security (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-46.3%	-73.0%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	32.8%	-25.0%	-61.9%
95%	190%	276.5%	257.2%	196.1%	116.7%	39.9%	-20.3%	-59.1%

Corgi Lasertec 2x Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Correlation Risk.
The Fund seeks approximately 2x the daily performance of the Underlying Security but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Corgi Lasertec 2x Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.
To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Corgi Lasertec 2x Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk.
The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Corgi Lasertec 2x Daily ETF | Financing, Margin, and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financing, Margin, and Interest Rate Risk.
The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Corgi Lasertec 2x Daily ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk.
The Underlying Security is issued by a non-U.S. company and is traded on a foreign securities exchange. Foreign securities involve risks not typically associated with U.S. securities. These may include differences in accounting, auditing, financial reporting, disclosure standards, and regulatory oversight; less liquid and more volatile markets; and political, economic, or social instability. Foreign markets may impose trading restrictions, capital controls, or other limitations that could affect the Fund's ability to obtain exposure or close positions. Legal remedies available to investors may be more limited in foreign jurisdictions, and enforcement of judgments may be difficult. Settlement, custody, and clearance practices may differ from those in U.S. markets and may be less developed, which could increase operational or counterparty risks. Government authorities may intervene in financial markets through regulation, trading suspensions, market closures, or other actions that could adversely affect the value or liquidity of the Underlying Security.

Corgi Lasertec 2x Daily ETF | Foreign Issuer Governance and Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Issuer Governance and Shareholder Rights Risk.
Corporate governance standards, shareholder protections, disclosure requirements, and regulatory oversight applicable to foreign issuers may differ from those in the United States. Foreign issuers may have controlling shareholders, concentrated ownership structures, or different fiduciary standards that could affect minority shareholders. Legal remedies available to investors may be more limited, and it may be difficult to obtain or enforce judgments against foreign issuers. These factors could adversely affect the value of the Underlying Security and, because the Fund provides leveraged exposure, may result in amplified declines in the Fund's net asset value and market price.

Corgi Lasertec 2x Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk.
The Fund gains exposure to an unaffiliated Underlying Security that is not involved in this offering. The Fund has no control over the Underlying Security and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying Security, and actions taken by the Underlying Security could negatively affect the Fund's performance.

Corgi Lasertec 2x Daily ETF | Single-Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Single-Stock Risk.
The Fund's exposure is concentrated in the securities of a single issuer. As a result, the Fund is particularly sensitive to factors that affect the Underlying Security, including company-specific risks, earnings announcements, product developments, competitive dynamics, management decisions, regulatory actions, supply-chain disruptions, geopolitical events, and market sentiment. The Fund may be more volatile than funds that track a diversified index or basket of securities.

Corgi Lasertec 2x Daily ETF | Underlying Security Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Security Liquidity Risk.
The liquidity of the Underlying Security may be limited, particularly during periods of market stress, reduced trading activity, or heightened volatility. If trading volume declines or market participants withdraw, it may be more difficult for the Fund to obtain or adjust exposure at desired prices. Limited liquidity may increase price volatility of the Underlying Security and may cause the Fund's net asset value and market price to fluctuate more significantly. Because the Fund seeks leveraged daily investment results, reduced liquidity in the Underlying Security may result in amplified losses and increased volatility.

Corgi Lasertec 2x Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk.
Trading in the Underlying Security or a Fund's shares may be halted due to market conditions, exchange rules, regulatory actions, or extraordinary volatility. Because each Fund seeks daily leveraged exposure, trading halts may impair the Fund's ability to rebalance its portfolio or maintain target exposure. In such circumstances, the Fund may be unable to achieve its investment objective and its shares may trade at a premium or discount to net asset value.

Corgi Lasertec 2x Daily ETF | Gap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Gap Risk.
Because the Underlying Security trades on a foreign exchange during hours when the Fund's shares do not trade, significant price changes may occur between market sessions. Such overnight, weekend, or holiday price movements may cause the Fund to experience substantial gains or losses at the next market open. Due to the Fund's daily leveraged investment objective, these movements may result in amplified volatility and losses in the Fund's NAV and market price.

Corgi Lasertec 2x Daily ETF | Global Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Global Equity Market Risk.
The Fund is exposed to global equity market risk through its exposure to the Underlying Security. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.

Corgi Lasertec 2x Daily ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk.
Because the Underlying Security is denominated in a foreign currency, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the Underlying Security gains value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.

Corgi Lasertec 2x Daily ETF | Information & Corporate Action Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Information & Corporate Action Risk.
Information regarding the Underlying Security may be less timely, less complete, or subject to different accounting and reporting standards than information for U.S. issuers. Corporate actions, including dividends, stock splits, mergers, regulatory interventions, or trading suspensions, may occur with limited advance notice and may affect the Fund's ability to maintain its targeted exposure.

Corgi Lasertec 2x Daily ETF | Trading Hours Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Trading Hours Risk.
The Underlying Security trades during hours when U.S. markets are closed. As a result, the Fund's NAV may be based on prices that are stale or reflect information that differs from the information available during U.S. trading hours. This may increase the likelihood that the Fund's shares trade at a premium or discount to NAV.

Corgi Lasertec 2x Daily ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk.
As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.

Corgi Lasertec 2x Daily ETF | ETF Trading, Premium/Discount and Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Trading, Premium/Discount and Authorized Participant Concentration Risk.
Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Corgi Lasertec 2x Daily ETF | Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk.
To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

Corgi Lasertec 2x Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.
Corgi Lasertec 2x Daily ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Corgi Lasertec 2x Daily ETF | Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Absence of Active Market Risk.
Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.

Corgi Lasertec 2x Daily ETF | Japan Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Japan Market Risk.
The Underlying Security is listed on the Tokyo Stock Exchange ("TSE"). The Japanese securities market may be more volatile and less liquid than U.S. markets and may be affected by changes in government policy, trade conditions, currency fluctuations, regional economic developments, and global market conditions. Japan's economy is heavily dependent on international trade and exports, which may make it particularly sensitive to changes in global demand, supply chain disruptions, commodity price fluctuations, and economic conditions in major trading partners. Market structure, trading hours, settlement practices, and regulatory oversight in Japan differ from those in the United States and may affect the Fund's ability to obtain exposure, maintain exposure, or rebalance exposure efficiently or at expected prices. In addition, Japanese authorities may intervene in financial markets, including through monetary policy actions, currency market intervention, regulatory measures, trading restrictions, or market closures, which could adversely affect liquidity, valuation, or the value of the Underlying Security.

Corgi Lasertec 2x Daily ETF | Customer Concentration Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Customer Concentration Risk.
The issuer derives a substantial portion of its revenue from a limited number of large semiconductor manufacturers. The loss of, or reduction in purchases by, one or more key customers, delays in customer fabrication projects, or changes in customer procurement strategies could materially adversely affect revenues, margins, and operating results, which could negatively affect the value of the Underlying Security.

Corgi Lasertec 2x Daily ETF | Export Control and Trade Restriction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Export Control and Trade Restriction Risk.
The issuer's business is sensitive to international trade policies, export controls, sanctions regimes, and geopolitical developments affecting semiconductor supply chains. Restrictions on the export, sale, or licensing of semiconductor equipment or related technologies to certain countries, customers, or end uses, or changes in applicable trade regulations or licensing requirements, could limit the issuer's ability to sell products, restrict access to key markets, disrupt supply chains, or increase compliance costs. Such developments could materially adversely affect the issuer's revenues, operating results, and financial condition and negatively impact the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, these developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi Lasertec 2x Daily ETF | Semiconductor Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Concentration Risk.
The issuer's business is highly dependent on the global semiconductor industry and a limited number of large semiconductor manufacturers. The semiconductor industry is cyclical and subject to rapid technological change, pricing volatility, geopolitical trade dynamics, supply chain constraints, and fluctuations in end-market demand. Periods of semiconductor oversupply, inventory corrections, pricing pressure, or reduced demand for semiconductors may materially adversely affect the financial performance of semiconductor manufacturers, which could reduce capital expenditures on inspection equipment and negatively affect demand for the issuer's products and the value of the Underlying Security. Because the Fund provides leveraged exposure, such adverse developments may result in proportionally larger declines in the Fund's net asset value.

Corgi Lasertec 2x Daily ETF | Capital Intensity and Manufacturing Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Capital Intensity and Manufacturing Investment Risk.
The issuer operates in a highly capital-intensive industry requiring ongoing investment in manufacturing facilities, precision engineering capabilities, advanced materials, and process technologies. Significant capital expenditures may be required to expand production capacity, maintain technological leadership, or meet customer demand. Large capital requirements may reduce financial flexibility and increase sensitivity to downturns in semiconductor demand or pricing cycles, which could materially adversely affect the issuer's financial condition and the value of the Underlying Security.

Corgi Lasertec 2x Daily ETF | Technology Execution and Product Development Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Execution and Product Development Risk.
The issuer's competitiveness depends on its ability to successfully develop, manufacture, and commercialize next-generation inspection and metrology systems capable of meeting increasingly stringent semiconductor manufacturing requirements. Rapid technological change, evolving customer specifications, and increasing performance demands require continuous investment in research and development. Delays or difficulties in developing new products, engineering defects, performance limitations, component shortages, or failure to meet technical specifications could reduce demand for the issuer's offerings, impair margins, or result in loss of market share to competitors. Such developments could materially adversely affect the issuer's financial condition and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, these developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi Lasertec 2x Daily ETF | Semiconductor Inspection Equipment Demand Cycle Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Inspection Equipment Demand Cycle Risk.
The issuer derives a substantial portion of its revenue from the sale of semiconductor inspection, metrology
, and analysis equipment used in advanced wafer fabrication and packaging processes. Demand for such equipment is highly cyclical and depends largely on capital expenditures by semiconductor manufacturers. These expenditures are influenced by semiconductor supply-demand conditions, device pricing trends, technology node transitions, and global economic conditions. During industry downturns or periods of reduced capital spending, semiconductor manufacturers may delay, reduce, or cancel equipment purchases, which could materially adversely affect the issuer's revenues, profitability, and financial condition and negatively impact the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, such adverse developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi Lasertec 2x Daily ETF | Advanced Lithography and EUV Ecosystem Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Advanced Lithography and EUV Ecosystem Dependence Risk.
A significant portion of the issuer's growth is tied to demand for advanced semiconductor manufacturing technologies, including extreme ultraviolet ("EUV") lithography and next-generation device architectures. Adoption rates of such technologies depend on semiconductor manufacturers' technology roadmaps, capital budgets, and yield performance. Delays in advanced node adoption, reduced investment in leading-edge fabrication, or shifts toward alternative manufacturing approaches could reduce demand for the issuer's inspection systems and adversely affect revenues, margins, and market share. Such developments could materially adversely affect the issuer's financial condition and the value of the Underlying Security. Because the Fund seeks daily leveraged investment results, these developments may result in amplified losses and increased volatility in the Fund's net asset value and market price.

Corgi Lasertec 2x Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you could lose all or part of your investment.
Corgi Lasertec 2x Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of, or obtain exposure through, a smaller number of issuers and/or counterparties than a diversified fund. As a result, a decline in the financial condition of any such issuer or counterparty, or other adverse development affecting them, may have a disproportionately negative impact on the Fund's performance.